Leases (Details) - Schedule of lease costs $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Schedule of lease costs [Abstract]
Operating lease cost	$ 401
Variable lease cost	181
Short-term lease cost	11
Total lease cost	$ 593